Fair Value Measurements (Fair Value of Financial Assets and Liabilities Measured at Recurring Basis) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents-term deposits	$ 788,337	$ 1,129,833
Short-term investments:
Trading securities	180	173
Available-for-sale investments
Listed equity securities	0	43,558
Bank financial products	31,868	14,505
Others	500	500
Long-term investments
Listed equity securities	28,413	47,644
Debt securities	7,471	0
Contingent consideration	(2,168)	(22,168)
Total	854,601	1,214,045
Quoted prices in active markets for identical instruments (level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents-term deposits	788,337	1,129,833
Short-term investments:
Trading securities	180	173
Available-for-sale investments
Listed equity securities	0	43,558
Bank financial products	0	0
Others	0	0
Long-term investments
Listed equity securities	28,413	47,644
Debt securities	0	0
Contingent consideration	0	0
Total	816,930	1,221,208
Significant other observable inputs (level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents-term deposits	0	0
Short-term investments:
Trading securities	0	0
Available-for-sale investments
Listed equity securities	0	0
Bank financial products	31,868	14,505
Others	500	500
Long-term investments
Listed equity securities	0	0
Debt securities	0	0
Contingent consideration	0	0
Total	32,368	15,005
Significant unobservable inputs (level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents-term deposits	0	0
Short-term investments:
Trading securities	0	0
Available-for-sale investments
Listed equity securities	0	0
Bank financial products	0	0
Others	0	0
Long-term investments
Listed equity securities	0	0
Debt securities	7,471	0
Contingent consideration	(2,168)	(22,168)
Total	$ 5,303	$ (22,168)